FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Maximum exposure to credit risk
The Company’s maximum exposure to credit risk at the reporting date is the carrying value of each of the financial assets disclosed as follows:

	As at December 31, 2018	As at December 31, 2017
Cash and equivalents	$1,571	$2,234
Accounts receivable	248	239
Net derivative assets by counterparty	2	2
	$1,821	$2,475

Expected maturity of significant financial assets and liabilities
The following table outlines the expected maturity of our significant financial assets and liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. As the amounts presented in the table are the contractual undiscounted cash flows, these balances may not agree with the amounts disclosed in the balance sheet.

As at December 31, 2018
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$1,571	$—	$—	$—	$1,571
Accounts receivable	248	—	—	—	248
Derivative assets	2	1	—	—	3
Trade and other payables	1,101	—	—	—	1,101
Debt	43	275	339	5,110	5,767
Derivative liabilities	3	—	—	—	3
Other liabilities	59	80	21	137	297
As at December 31, 2017
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$2,234	$—	$—	$—	$2,234
Accounts receivable	239	—	—	—	239
Derivative assets	2	1	—	—	3
Trade and other payables	1,059	—	—	—	1,059
Debt	59	311	975	5,111	6,456
Derivative liabilities	30	2	—	—	32
Other liabilities	30	67	4	151	252